Share-Based Plan - Additional Information (Detail) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition		(i) 33% will vest on the third year after the grant, (ii) 33%% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Outstanding number of Shares reserved under plans			4,096,401	4,112,046
compensation expense | R$	R$ 28,408	R$ 7,502
Tax provisions and does not include any tax benefits on total share-based compensation expens | R$	R$ 5,187	R$ 2,131
Number of Outstanding Share Forfeited			15,645
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance under the share-based plan			5.00%	5.00%
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition		Their vesting conditions are service related and they vest at a rate of 20% after three years, 20% after four years, and 60% after five years.
Outstanding number of Shares reserved under plans			1,906,024	1,921,669
weighted-average grant-date fair value | $			$ 27,000	$ 27,000
Performance Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of Shares reserved under plans			2,190,377	2,190,377
weighted-average grant-date fair value | $			$ 3,456,000	$ 34,560